Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Reclassification of terminated interest rate swaps to interest expense within the next 12 months	$ 6,000,000
Gain recorded on fair value hedges	3,000,000
Offsetting loss recorded on underlying debt	(3,000,000)
Gains or losses, related to hedge ineffectiveness	0
Commodity Forward Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	0	0
Forward Exchange Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	1,800,000,000	2,200,000,000
Interest Rate Swaps [Member] | Cash Flow Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	0	0
Fixed to Floating Interest Rate Swaps Agreements [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	$ 375,000,000
Interest rate	3.125%
Interest rate swap agreement conversion description	The outstanding swaps represent fixed-to-floating interest rate swap agreements the Company entered into, in March and September 2014, to convert the interest payments on $375 million of the Company's 3.125% notes, due November 8, 2021, from the fixed rate to a floating interest rate based on LIBOR.
Financial instruments related to hedges, maturity date	Nov. 08, 2021